INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 10,168	$ 10,147